ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO 80203

May 23, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated May 3, 2018, to the prospectus dated March 31, 2018, with respect to the Workplace Equality Portfolio, a series of the Trust (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated May 3, 2018 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to my paralegal, Sharon Akselrod, at 720.917.0769.

Sincerely,

/s/ Andrea E. Kuchli

Andrea E. Kuchli

Secretary

Enclosure

cc:	Stuart Strauss, Esq.

Dechert LLP